Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization and Description of Business
Organization and Description of Business

Note 1Organization and Description of Business

VSee Lab, Inc. was incorporated on December 23, 2010 under the laws of the State of Delaware. ThisAmericanDoc, Inc. (“TAD”), a majority owned subsidiary, was incorporated on December 27, 2016, in the State of Delaware. VSee Lab, Inc. and TAD (collectively, the “Company”, “VSee”) are one of the leading providers of virtual healthcare platform services with a focus on high quality, lower costs, and improved outcomes around the world with its integrated platform. The Company is committed to creating a telemedicine experience that’s as simple and accessible as shopping online by providing an advanced, no code, low code telemedicine platform to integrate seamlessly across channels, other existing platforms, and healthcare devices for any virtual care delivery model. The Company is a health services technology company that is responding to the need for rapid, effective system integration within healthcare. The Company operates as a single operating and reportable segment.

Note 1 Organization and Description of Business

VSee Lab, Inc. was incorporated on December 23, 2010 under the laws of the State of Delaware. ThisAmericanDoc, Inc. (“TAD”), a majority owned subsidiary, was incorporated on December 27, 2016, in the State of Delaware. VSee Lab, Inc. and TAD (collectively, the “Company”, “VSee”) are one of the leading providers of virtual healthcare platform services with a focus on high quality, lower costs, and improved outcomes around the world with its integrated platform. The Company is committed to creating a telemedicine experience that’s as simple and accessible as shopping online by providing an advanced, no code, low code telemedicine platform to integrate seamlessly across channels, other existing platforms, and healthcare devices for any virtual care delivery model. The Company is a health services technology company that is responding to the need for rapid, effective system integration within healthcare. The Company operates as a single operating and reportable segment.